Investment in associate (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of associates [abstract]
Summary of Changes to Investment

The following table summarizes the changes to investment in associates for the period from September 30, 2021 to December 31, 2023:

($)
Balance at September 30, 2021	—
Acquisition of Golden Valley	1,360
Addition	409
Share of loss in associate	(296)
Dilution gain	100
Translation gain	(144)
Balance at September 30, 2022	1,429
Share of gain in associate	1
Translation gain	29
Balance at December 31, 2022	1,459
Share of gain in associate	172
Dilution gain	12
Translation gain	38
Balance at December 31, 2023	1,681